Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 1,000,000.0		$ 2,100,000
Net cash used in operating activities	2,116,786	$ 1,479,171	1,550,781	$ 5,168,175
Accumulated deficit	$ 51,266,596		$ 46,766,324	$ 32,360,062